Consolidated Statements of Cash Flows (Parenthetical) - Discontinued operations, disposed of by sale - StarStone US - USD ($) $ in Thousands	Dec. 31, 2020	Nov. 30, 2020
Consideration as value of shares		$ 235,000
Consideration received	$ 281,989	$ 282,000